Schedule of liquidity risk (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Trade and other payables	$ 6,501,396	$ 4,449,950
Lease liabilities	2,132,269	2,147,956
Financial liabilities	12,133,371	10,917,088
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade and other payables	6,501,396	4,449,950
Borrowings	3,537,212	3,039,021
Lease liabilities	386,565	278,197
Financial liabilities	10,425,173	7,767,168
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Trade and other payables
Borrowings		1,407,585
Lease liabilities	425,416	452,919
Financial liabilities	425,416	1,860,504
Later than five years [member]
IfrsStatementLineItems [Line Items]
Trade and other payables
Borrowings
Lease liabilities	2,059,641	2,040,342
Financial liabilities	$ 2,059,641	$ 2,040,342